Business and Presentation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Severance costs		$ 320,000
Loss on abandonment of lease		243,000
Loss on disposal of assets	$ 6,754	131,456
Total		$ 695,000